General Information and Summary of Significant Accounting Policies - Schedule of exercise control (Detail)	12 Months Ended
	Dec. 31, 2020 installment	Dec. 31, 2019	Jul. 08, 2020 $ / shares shares	Jul. 08, 2020 $ / shares shares
Bottom of Range [Member]
Disclosure of subsidiaries [line items]
Number of Installments | installment	1
Top of Range [Member]
Disclosure of subsidiaries [line items]
Number of Installments | installment	6
Itau Corredores de Bolsa Limitada [member]
Disclosure of subsidiaries [line items]
Direct interest owned	99.99%	99.99%
Indirect interest owned	0.01%	0.01%
Total interest owned	100.00%	100.00%
Itau Chile Administradora General de Fondos S.A. [member]
Disclosure of subsidiaries [line items]
Direct interest owned	99.994%	99.994%
Indirect interest owned	0.006%	0.006%
Total interest owned	100.00%	100.00%
Itau Corredores de Seguros S.A [member]
Disclosure of subsidiaries [line items]
Direct interest owned	99.99%	99.99%
Indirect interest owned	0.01%	0.01%
Total interest owned	100.00%	100.00%
Itau Asesorias Financieras S.A. [member]
Disclosure of subsidiaries [line items]
Direct interest owned	99.99%	99.99%
Indirect interest owned	0.01%	0.01%
Total interest owned	100.00%	100.00%
Number of shares acquired			1	1
Share Price | (per share)			$ 2.29	$ 1.799
Recaudaciones y Cobranzas Limitada [member]
Disclosure of subsidiaries [line items]
Direct interest owned	99.99%	99.99%
Indirect interest owned	0.01%	0.01%
Total interest owned	100.00%	100.00%
Number of shares acquired			1	1
Share Price | (per share)			$ 2.29	$ 1.799
Itau Corpbanca New York Branch [member]
Disclosure of subsidiaries [line items]
Direct interest owned	100.00%	100.00%
Total interest owned	100.00%	100.00%
Banco CorpBanca Colombia S.A [member]
Disclosure of subsidiaries [line items]
Direct interest owned	87.10%	87.10%
Total interest owned	87.10%	87.10%
Helm Corredor de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Direct interest owned	79.985%	79.985%
Total interest owned	79.985%	79.985%
Itau Securities Services Colombia S.A. Sociedad Fiduciaria [member]
Disclosure of subsidiaries [line items]
Direct interest owned	5.499%	5.499%
Indirect interest owned	82.31%	82.31%
Total interest owned	87.809%	87.809%
Helm Comisionista de Bolsa S.A. [member]
Disclosure of subsidiaries [line items]
Direct interest owned	2.219%	2.219%
Indirect interest owned	85.166%	85.166%
Total interest owned	87.385%	87.385%
Number of shares acquired			6	6
Share Price | (per share)			$ 7.19	$ 5.648
Helm Fiduciaria S.A. [member]
Disclosure of subsidiaries [line items]
Indirect interest owned	87.083%	87.083%
Total interest owned	87.083%	87.083%
Helm Bank Panama S.A. [member]
Disclosure of subsidiaries [line items]
Indirect interest owned	87.10%	87.10%
Total interest owned	87.10%	87.10%
Helm Casa de Valores Panama S.A. [member]
Disclosure of subsidiaries [line items]
Direct interest owned	100.00%
Indirect interest owned		87.10%
Total interest owned		87.10%